Management incentive agreement (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Awards Issued [Line Items]
Summary of Share Awards Issued
The following awards were issued as at December 31, 2019:

Awards series	Number of units	Grant date	Exercise price (per unit)	Fair value at grant date
			RUB’000	RUB’000
Series 1	801	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

Summary of weighted average assumptions used for grants
The weighted average assumptions used in the Monte-Carlo pricing model for the award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	763	859	932	996	1,028
Total fair value, in thousands of Russian Roubles	44,205	49,815	54,036	57,738	59,600

Summary of movements in share awards
The movement of the awards of Series 1 – 7 were as follows:

	For the year ended December 31,
	2019	2018
Outstanding at beginning of the period (units)	886	878
Granted during the period (units)	34	8
Forfeited during the period (units)	(30)	—
Exercised during the period (units)	—	—
Expired during the period (units)	—	—

Outstanding at end of the period (units)	890	886

2016 HeadHunter Unit Option Plan [Member]
Disclosure Of Share Awards Issued [Line Items]
Summary of weighted average assumptions used for grants
The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66